Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Percent
Statutory tax rate (as a percent)	21.00%	21.00%	21.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount
Reversal of U.S. deferred tax valuation allowance		$ 1,700,000	$ (678,000)	$ (947.000)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount
Addback related to stock compensation not deductible for tax purposes		$ 4,800,000